Securities	12 Months Ended
Dec. 31, 2023
Disclosure Securities Abstract
Securities

12. Securities

a) Financial instruments at fair value through profit and loss ("FVTPL")

	2023					2022
			Maturities
Financial instruments at FVTPL	Amortized Cost	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value
Government bonds
Brazil	309,331	309,353	-	-	309,353	163
Total government bonds	309,331	309,353	-	-	309,353	163

Corporate bonds and other instruments
Bill of credit (LC)	1	1	-	1	-	138
Certificate of bank deposits (CDB)	5,760	5,770	-	5,401	369	3,712
Real estate and agribusiness letter of credit	186	186	-	84	102	1,197
Corporate bonds and debentures	23,937	23,667	-	-	23,667	46,680
Equity instrument (i)	12,426	13,199	13,199	-	-	22,082
Investment funds	16,164	16,164	16,164	-	-	-
Time deposit	-	-	-	-	-	905
Real estate and agribusiness certificate of receivables	234	234	-	-	234	16,976
Total corporate bonds and other instruments	58,708	59,221	29,363	5,486	24,372	91,690
Total financial instruments at FVTPL	368,039	368,574	29,363	5,486	333,725	91,853

	2023		2022
	Amounts in		Amounts in
Financial instruments at FVTPL	Original Currency	US$	Original Currency	US$
Currency:
Brazilian Reais	1,681,223	346,130	334,783	63,401
U.S. Dollars	9,241	9,241	6,370	6,370
Others (i)	1,098,602	13,203	1,826,954	22,082
Total		368,574		91,853
(i)	Refers to an investment in Jupiter, a neobank for consumers in India, and an investment in Din Global ("dBank"), a Pakistani fintech company. As of December 31, 2023, the total fair value of these investments corresponded to US$13,199 (US$22,082 on December 31, 2022), classified as level 3 in the fair value hierarchy, as described in note 28.

b) Financial instruments at fair value through other comprehensive income ("FVTOCI")

	2023					2022
			Maturities
Financial instruments at FVTOCI	Amortized Cost	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value
Government bonds (i)
Brazil	7,156,614	7,166,551	-	509,084	6,657,467	8,222,115
United States of America	125,975	126,914	-	-	126,914	171,184
Mexico	1,510	1,407	-	-	1,407	1,382
Total government bonds	7,284,099	7,294,872	-	509,084	6,785,788	8,394,681

Corporate bonds and other instruments
Corporate bonds and debentures	1,243,377	1,243,841	-	95,206	1,148,635	788,948
Investment funds	54,803	54,803	5,419	-	49,384	302,779
Time deposit	193,928	194,390	-	194,390	-	445,531
Real estate and agribusiness certificate of receivables	17,624	17,839	-	-	17,839	15,199
Total corporate bonds and other instruments	1,509,732	1,510,873	5,419	289,596	1,215,858	1,552,457
Total financial instruments at FVTOCI	8,793,831	8,805,745	5,419	798,680	8,001,646	9,947,138

	2023		2022
	Amounts in		Amounts in
Financial instruments at FVTOCI	Original Currency	US$	Original Currency	US$
Currency:
Brazilian Reais	37,333,260	7,686,169	45,527,868	8,622,049
U.S. Dollars	1,118,169	1,118,169	1,323,707	1,323,707
Others	23,880	1,407	26,949	1,382
Total		8,805,745		9,947,138
(i)	Includes US$23,050 (US$2,252,464 on December 31, 2022) held by the subsidiaries for regulatory purposes, as required by the Central Bank of Brazil. It also includes Brazilian government securities margins pledged by the Group for transactions on the Brazilian stock exchange in the amount of US$130,150 (US$160,485 on December 31, 2022). Government bonds are classified as Level 1 in the fair value hierarchy, as described in note 28.

The Group has corporate bonds and debentures classified as FVTOCI for which ECL measured for December 31, 2023 was US$2,169, as shown in note 7 and the exposure was classified as Stage 1. There was no transfer between stages during the year ended on December 31, 2023.

c) Financial instruments at amortized cost

	2023				2022
		Maturities
Financial instruments at amortized cost	Amortized Cost	No maturity	Up to 12 months	Over 12 months	Amortized Cost
Sovereign bonds and other instruments
Sovereign bonds (i)	52,650	-	52,650	-	-
Time deposit	51,770	-	51,770	-	-
Total sovereign bonds and other instruments	104,420	-	104,420	-	-
Total financial instruments at amortized cost	104,420	-	104,420	-	-

	2023		2022
	Amounts in		Amounts in
Financial instruments at amortized cost	Original Currency	US$	Original Currency	US$
Currency:
Brazilian Reais	255,732	52,650	-	-
Others	878,640	51,770	-	-
Total		104,420		-
(i)	Refers to an investment in sovereign bonds with the intention to collect contractual cash flows.